Intangible Assets and Contingent Earnout Liability (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Revenues	$ 30,000	$ 40,000	$ 40,000	$ 20,000
Advance royalties	1,600,000		1,600,000
Royalty guarantees commitments amount	$ 30,000,000		30,000,000
Gross margin, percentage	8.00%
Royalty expense			$ 30,000,000
Mr. Booth [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of consideration received	0.30%		0.30%
Strategic transaction consideration	$ 100,000,000		$ 100,000,000
Royalty expense	$ 30,000,000		$ 30,000,000
Royalty percentage	0.25%		0.25%
Minimum [Member] | Mr. Booth [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of consideration received	0.20%		0.20%
Strategic transaction consideration	$ 50,000,000		$ 50,000,000
Maximum [Member] | Mr. Booth [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of consideration received	0.40%		0.40%
Strategic transaction consideration	$ 150,000,000		$ 150,000,000
License [Member]
Finite-Lived Intangible Assets [Line Items]
Revenues	$ 1,600,000		$ 1,600,000
Percentage of consideration received	7.60%		7.60%
License [Member] | Mr. Booth [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of consideration received	0.40%		0.40%
Product [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage	4.75%		4.75%
DisperSolar LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of consideration received	5.70%		5.70%
Strategic transaction consideration	$ 100,000,000		$ 100,000,000
DisperSolar LLC [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of consideration received	3.80%		3.80%
Strategic transaction consideration	$ 50,000,000		$ 50,000,000
DisperSolar LLC [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of consideration received	7.60%		7.60%
Strategic transaction consideration	$ 150,000,000		$ 150,000,000
DisperSolar LLC [Member] | Earnout Payments [Member]
Finite-Lived Intangible Assets [Line Items]
Earnout payments, description	The Company is obligated to pay total earnout payments of $800,000 payable on the on-going basis at a rate of 50% of gross margin and/or license revenue from the date of the first commercial sale of a covered product or the first receipt by the Company of license revenue		earnout payments of $800,000 payable on the on-going basis at a rate of 50% of gross margin and/or license revenue from the date of the first commercial sale of a covered product or the first receipt by Purchaser of license revenue
Payments to acquire intangible assets	$ 800,000		$ 800,000